EMPLOYEE BENEFIT OBLIGAITONS	12 Months Ended
Dec. 31, 2024
Employee Benefit Obligations [Abstract]
EMPLOYEE BENEFIT OBLIGAITONS	EMPLOYEE BENEFIT OBLIGATIONS
Sunrise provides retirement benefits to its employees as required by Swiss law by means of a pension fund that is a separate legal entity. The Sunrise Pension Fund is a separate, semi-autonomous foundation governed by the Occupational Pensions and Foundations Office of the Canton of Zurich. Disability and death risks are reinsured by Zurich Insurance. The fixed assets of the Sunrise Pension Fund are managed by Credit Suisse Asset Management in Zurich in accordance with organizational guidelines and investment regulations. The Board of Trustees consists of an equal number of employer and employee representatives and is responsible for managing the Foundation in accordance with Swiss law. Per the Occupational Pensions Act, a temporary funding shortfall is permitted. The Board of Trustees must take appropriate measures to resolve the shortfall within a reasonable timeframe. If those measures do not lead to the desired results, the Pension Fund may temporarily charge remedial contributions to employers, insured persons, and pensioners. The employer contribution must at least equal the aggregate contributions levied from the insured persons.
The pension fund operates a pension plan for all staff, which qualifies as a defined benefit plan under IAS 19. Future pension benefits are based primarily on years of credited service and on contributions made by the employee and employer over the service period, which vary according to age as a percentage of insured salary. The rate of annual interest credited to employee accounts on the balance representing the minimum amount required under pension law is defined by the Swiss government. In addition, the conversion factor used to convert the accumulated capital upon retirement into an annual pension is also defined by the Swiss government. In the case of over-funding, it may be possible to a limited extent to reduce the level of contributions from both employer and employee. Distribution of excess funds from the pension fund to Sunrise is not possible. These defined benefit plans expose Sunrise to actuarial risks, such as currency risk, interest rate risk and market (investment) risk.
A curtailment gain of CHF 13.5 million has been recorded in 2023 (2022: CHF nil), due to a restructuring event in the respective year. In 2024, no curtailment gain has been recorded.

Pension (income) costs resulting from defined benefit plans

	December 31
	2024	2023	2022
	CHF in millions
Current service costs excluding interest costs	19.5	16.9	20.7
Net interest costs on defined benefit obligation and service costs	0.4	0.3	0.1
Past service income	(2.1)	(13.5)	(0.3)
Administration costs	1.7	0.6	0.9
Termination benefits	0.2	0.2	0.2
Total	19.7	4.5	21.6

Assets and obligations

	December 31
	2024	2023
	CHF in millions
Fair value of plan assets	851.4	793.7
Defined benefit obligation	(859.8)	(802.1)
Total	(8.4)	(8.4)
Movement in other comprehensive income

	December 31
	2024	2023	2022
	CHF in millions

Actuarial (gain) / loss due to
demographic assumptions	—	(0.1)	(0.6)
financial assumptions	15.5	81.0	(163.9)
experience adjustments	39.9	5.6	11.8
Actuarial (gain) / loss during period	55.4	86.5	(152.6)
Return on defined benefit plan assets (greater)/less than net interest recognised	(48.4)	(18.8)	108.4
Impact of changes in asset ceiling	—	(37.3)	33.2
Remeasurement effects recognized in OCI	7.0	30.4	(11.0)

Movement in defined benefit obligations

	2024	2023
	CHF in millions
Balance as of January 1	802.1	748.8
Included in the consolidated statements of income or loss
Current service costs	19.5	16.9
Past service income	(2.1)	(13.5)
Interest costs on defined benefit obligation	10.5	16.4
Administration costs and termination benefits	1.9	0.8
Settlements	—	(6.2)
Included in consolidated statements of other comprehensive income
Actuarial (gain) / loss arising from:
Demographic assumptions	—	(0.1)
Financial assumptions	15.5	81.0
Experience adjustment	39.9	5.6
Other
Employee contributions	20.1	20.4
Benefits paid / transferred	(47.5)	(68.0)
Total defined benefit obligations as of December 31	859.9	802.1

Movement in fair value of plan assets

	2024	2023
	CHF in millions
Balance as of January 1	793.7	784.3
Included in the consolidated statements of income or loss
Interest income	10.1	16.8
Settlements	—	(6.2)
Included in consolidated statements of other comprehensive income
Return on plan assets excluding interest income	48.4	18.8
Other
Employer contributions	26.6	27.5
Employee contributions	20.1	20.5
Benefits paid	(47.5)	(68.0)
Total fair value of plan assets as of December 31	851.4	793.7
Asset allocation of plan assets

	December 31
	2024			2023
	CHF in millions	Quoted	Unquoted	CHF in millions	Quoted	Unquoted
Cash and cash equivalents	12.1	—%	1.4%	8.8	—%	1.1%
Equity securities	301.6	35.4%	—%	267.2	33.7%	—%
Debt securities	305.8	35.9%	—%	299.5	37.7%	—%
Real estate	168.5	1.5%	18.3%	159.4	2.8%	17.2%
Other	63.4	—%	7.4%	58.8	—%	7.4%
Total	851.4	72.8%	27.2%	793.7	74.3%	25.7%

Plan assets do not include any property used by Sunrise companies. Furthermore, the defined benefit plans do not hold any shares of Sunrise or its subsidiaries.
Periodically, an asset-liability matching study is performed by the pension fund’s asset manager, in which the consequences of the strategic investment policies are analysed (the latest study was conducted in 2022). The strategic investment policy of the pension fund can be summarized as follows: a strategic asset mix comprising 21% to 47% equity securities, 20% to 56% bonds, 12% to 38% real estate, 0% to 4% cash in banks and 0% to 7% other investments.

Principal actuarial assumptions

	December 31
	2024	2023

Discount rate	0.95%	1.35%
Interest crediting rate	1.25%	2.30%
Future salary increases	1.60%	1.70%
Mortality rates	BVG/LPP 2020	BVG/LPP 2020

As of 31 December 2024, the weighted average duration of the defined benefit obligation was 12.6 years (2023: 11.9 years). For 2025, Sunrise's projected contributions to its pension funds total CHF 22.5 million. Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.
As of the census date, 30 September 2024, 2,799 (30 September 2023: 2,882) active participants and 411 (30 September 2023: 409) participants receiving benefits were enrolled in the pension scheme.

Sensitivity analysis

	2024
	Increase to	Decrease to
	CHF in millions

Discount rate (0.5% movement)	809.9	916.2
Future salary increases (1.0% movement)	871.7	849.9
Although the analysis does not take account of the full distribution of cash flows expected under the plan, it does provide an approximation of the sensitivity of the assumptions shown.
Sunrise offers a defined contribution plan for employees having an annual salary in excess of CHF 136,080 with an external provider. In 2024, the expenses for the defined contribution plan amount to CHF 6.6 million (2023: CHF 6.6 million).